Tax Effects of Temporary Differences that Give Rise to Deferred Tax (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Current Assets USD ($)	Dec. 31, 2011 Current Assets CNY	Dec. 31, 2010 Current Assets CNY	Dec. 31, 2011 Noncurrent Assets USD ($)	Dec. 31, 2011 Noncurrent Assets CNY	Dec. 31, 2010 Noncurrent Assets CNY	Dec. 31, 2010 Current Liabilities CNY	Dec. 31, 2011 Noncurrent Liabilities USD ($)	Dec. 31, 2011 Noncurrent Liabilities CNY	Dec. 31, 2010 Noncurrent Liabilities CNY
Current deferred tax assets
Deferred revenue and advance from distributors	$ 24,013,734	151,140,044	77,208,660				$ 463,412	2,916,666
Accrued expenses	2,914,598	18,344,188	12,142,057
Allowance for doubtful debt	97,122	611,274	1,127,960
Share-based compensation expense				800,245	5,036,662	8,117,107	449,041	2,826,219	2,076,457
Tax loss	1,196,773	7,532,367	7,149,387
Less: valuation allowance	(458,446)	(2,885,413)
Net current deferred tax assets	28,564,026	179,779,122	105,745,171
Non-current deferred tax assets
Intangible assets amortization	1,804,492	11,357,297	11,069,031
Share-based compensation expense				800,245	5,036,662	8,117,107	449,041	2,826,219	2,076,457
Deferred revenue and advance from distributors	24,013,734	151,140,044	77,208,660				463,412	2,916,666
Net non-current deferred tax assets	2,716,945	17,100,182	13,145,488
Current deferred tax liabilities
Intangible assets amortization										624,770	47,503	298,980	186,496
Deferred revenue	382,746	2,408,961
Withholding tax	23,166,982	145,810,671
Net current deferred tax liabilities	23,549,728	148,219,632	624,770
Non-current deferred tax liabilities
Intangible assets amortization										624,770	47,503	298,980	186,496
Upfront fee amortization	2,317,058	14,583,333
Net non-current deferred tax liabilities	$ 2,364,561	14,882,313	186,496